Loans Receivable and Allowance for Loan Losses (Credit Quality Indicators for Commercial Loans, by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 1,437,659	$ 1,232,365
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	447,144	376,988
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	81,734	92,202
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	302,417	268,372
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	133,176	100,399
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	473,188	394,404
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	1,362,775	1,141,535
Pass [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	410,530	335,463
Pass [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	81,734	92,202
Pass [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	285,416	253,338
Pass [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	120,687	81,219
Pass [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	464,408	379,313
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	12,006	15,900
Special Mention [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	8,064	6,120
Special Mention [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Special Mention [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	3,624	4,160
Special Mention [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	5,046
Special Mention [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	318	574
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	32,531	48,563
Substandard [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	18,333	24,116
Substandard [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Substandard [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	8,539	7,755
Substandard [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	3,902	7,834
Substandard [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	1,757	8,858
Substandard Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	30,347	26,367
Substandard Nonaccrual [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	10,217	11,289
Substandard Nonaccrual [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Substandard Nonaccrual [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	4,838	3,119
Substandard Nonaccrual [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	8,587	6,300
Substandard Nonaccrual [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	6,705	5,659
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 0	$ 0